Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	As of September 30,	As of March 31,
	2022	2023
Due from a service provider (1)	36,100	37,552
Deposit for share settlement (2)	21,341	20,602
Due from shareholders (3)	—	13,910
Others	1,588	1,906
	59,029	73,970
(1)	Upon asset acquisition with Beautiful House, the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House. To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and loans are repayable on demand.
(2)	Upon settle payables due to Beautiful House arising from asset acquisition, the Group made a deposit of RMB 20,602 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.
(3)	During the six months ended March 31, 2023, the Company paid RMB 13,910 on behalf of certain shareholders who owned less than 5% of outstanding shares of the Company, for transfer of their ordinary shares into ADS which could be traded in the open market. The balance was repayable on demand.
Other current assets consist of the following:
	As of September 30,
	2021	2022
Receivable from sales of buildings under construction (1)	100,300	—
Due from a service provider (2)	23,326	36,100
Deposit for share settlement (3)	19,279	21,341
Others	438	1,588
	143,343	59,029
(1)	During the year ended September 30, 2021, the Group sold buildings under construction (See Note 4, Property and equipment, net) through judicial sale for the proceeds of RMB 100,300. As of September 30, 2021, the buyer has made cash consideration to the Court, which will allocate the proceeds to the Group’s creditors. During the year ended September 30, 2022, the Court completed the allocation of proceeds of RMB 95 million, and the remaining balance of RMB 5 million was deconsolidated as part of the assets of the VIE’s subsidiaries.
(2)	Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House (Note 8). To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and the loans are repayable on demand.
(3)	Upon settle payables due to Beautiful House arising from asset acquisition (Note 8), the Group paid a deposit of RMB 21,341 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.